Collateralized transactions (Tables)	6 Months Ended
Sep. 30, 2016
Collateralized transactions
Offsetting of the transactions in the consolidated balance sheets

	Billions of yen
	March 31, 2016
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance(1)	¥25,834	¥5,868	¥30,821	¥2,260
Less: Amounts offset in the consolidated balance sheets(2)	(16,629)	(5)	(16,629)	(5)

Total net amounts of reported on the face of the consolidated balance sheets(3)	¥9,205	¥5,863	¥14,192	¥2,255

Less: Additional amounts not offset in the consolidated balance sheets(4)
Financial instruments and non-cash collateral	(7,052)	(4,553)	(11,503)	(1,713)
Cash collateral	0	—	0	—

Net amount	¥2,153	¥1,310	¥2,689	¥542

	Billions of yen
	September 30, 2016
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance(1)	¥27,518	¥6,090	¥33,596	¥2,550
Less: Amounts offset in the consolidated balance sheets(2)	(16,544)	(15)	(16,544)	(15)

Total net amounts of reported on the face of the consolidated balance sheets(3)	¥10,974	¥6,075	¥17,052	¥2,535

Less: Additional amounts not offset in the consolidated balance sheets(4)
Financial instruments and non-cash collateral	(8,212)	(4,933)	(13,434)	(2,127)
Cash collateral	(70)	—	(21)	—

Net amount	¥2,692	¥1,142	¥3,597	¥408

(1)	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2016, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥940 billion and ¥2,176 billion, respectively. As of March 31, 2016, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,162 billion and ¥186 billion, respectively. As of September 30, 2016, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,388 billion and ¥2,419 billion, respectively. As of September 30, 2016, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥979 billion and ¥226 billion, respectively.
(2)	Represents amounts offset through counterparty netting under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 210-20. Amounts offset include transactions carried at fair value through election of the fair value option.

(3)	Reverse repurchase agreements and securities borrowing transactions are reported within Collateralized agreements—Securities purchased under agreements to resell and Collateralized agreements—Securities borrowed in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets.
(4)	Represents amounts which are not permitted to be offset on the face of the balance sheet in accordance with ASC 210-20 but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.

Maturity analysis of repurchase agreements and securities lending transactions

	Billions of yen
	March 31, 2016
	Overnight and open(1)	Up to 30 days	30 – 90 days	90 days –1 year	Greater than 1 year	Total
Repurchase agreements	¥12,271	¥14,713	¥2,109	¥1,229	¥499	¥30,821
Securities lending transactions	1,264	751	131	102	12	2,260

Total gross recognized liabilities(2)	¥13,535	¥15,464	¥2,240	¥1,331	¥511	¥33,081

	Billions of yen
	September 30, 2016
	Overnight and open(1)	Up to 30 days	30 – 90 days	90 days –1 year	Greater than 1 year	Total
Repurchase agreements	¥13,929	¥16,323	¥1,837	¥1,070	¥437	¥33,596
Securities lending transactions	1,416	724	280	130	—	2,550

Total gross recognized liabilities(2)	¥15,345	¥17,047	¥2,117	¥1,200	¥437	¥36,146

(1)	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.
(2)	Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Securities transferred in repurchase agreements and securities lending transactions

	Billions of yen
	March 31, 2016
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥90	¥2,112	¥2,202
Japanese government, agency and municipal securities	854	12	866
Foreign government, agency and municipal securities	24,137	132	24,269
Bank and corporate debt securities	2,119	3	2,122
Commercial mortgage-backed securities (“CMBS”)	10	—	10
Residential mortgage-backed securities (“RMBS”)(1)	3,530	—	3,530
Collateralized debt obligations (“CDOs”) and other	81	—	81
Investment trust funds and other	—	1	1

Total gross recognized liabilities(2)	¥30,821	¥2,260	¥33,081

	Billions of yen
	September 30, 2016
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥79	¥2,387	¥2,466
Japanese government, agency and municipal securities	1,067	15	1,082
Foreign government, agency and municipal securities	26,311	144	26,455
Bank and corporate debt securities	1,546	3	1,549
Commercial mortgage-backed securities (“CMBS”)	1	—	1
Residential mortgage-backed securities (“RMBS”)(1)	4,529	—	4,529
Collateralized debt obligations (“CDOs”) and other	63	—	63
Investment trust funds and other	—	1	1

Total gross recognized liabilities(2)	¥33,596	¥2,550	¥36,146

(1)	Includes ¥3,415 billion as of March 31, 2016 and ¥4,441 billion as of September 30, 2016 of US government sponsored agency mortgage pass-through securities and collateralized mortgage obligations
(2)	Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Fair value of securities received as collateral available to sell or repledge

	Billions of yen
	March 31, 2016	September 30, 2016

The fair value of securities received as collateral, securities borrowed as collateral and securities borrowed without collateral where Nomura is permitted by contract or custom to sell or repledge the securities

	¥ 40,714	¥ 41,740
The portion of the above that has been sold (reported within Trading liabilities in the consolidated balance sheets) or repledged	34,172	36,289

Assets owned, pledged as collateral

	Millions of yen
	March 31, 2016	September 30, 2016
Trading assets:
Equities and convertible securities	¥ 104,642	¥ 96,824
Government and government agency securities	731,430	864,358
Bank and corporate debt securities	68,029	98,942
Commercial mortgage-backed securities (“CMBS”)	6,031	—
Residential mortgage-backed securities (“RMBS”)	2,684,186	3,486,315
Collateralized debt obligations (“CDOs”) and other(1)	32,348	10,984
Investment trust funds and other	78,158	102,923

	¥ 3,704,824	¥ 4,660,346

Deposits with stock exchanges and other segregated cash	¥ 2,000	¥ —
Non-trading debt securities	¥ 24,057	¥ 24,057
Investments in and advances to affiliated companies	¥ 32,907	¥ 30,859

(1)	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.

Assets subject to lien

	Millions of yen
	March 31, 2016	September 30, 2016
Loans and receivables	¥ 249	¥ 991
Trading assets	1,755,260	1,555,794
Office buildings, land, equipment and facilities	5,355	12,848
Non-trading debt securities	191,545	265,687
Other	30	27

	¥ 1,952,439	¥ 1,835,347